Basis of Preparation	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Preparation
2.	BASIS OF PREPARATION

Basis of presentation

The accompanying consolidated financial statements (the “financial statements”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The financial statements and accompanying notes are the representations of the Company’s management, who is responsible for their integrity and objectivity. In the opinion of the Company’s management, the financial statements reflect all adjustments, which are normal and recurring in nature, necessary for fair financial statement presentation.

Principal of consolidation

Our consolidated financial statements include the accounts of our wholly owned subsidiaries. We consolidate variable interest entities (VIEs) when we have variable interests and are the primary beneficiary.

All inter-company balances and transactions have been eliminated on consolidation. These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries:

Name of entity:	Country of Incorporation	Purpose	Date of Incorporation
AgriFORCE Growing Systems Ltd.	Canada	Parent Company	Dec 22, 2017
Canivate Growing Solutions Ltd.	Canada	Management Company	May 22, 2018
Daybreak Ag Systems Ltd.	Canada	Intellectual Property Development	Dec 4, 2019
AgriFORCE Holdings Inc.*	United States	Intellectual Property	Aug 31, 2018
West Pender Holdings, Inc.	United States	Real Estate Holding and Development Company	Sep 1, 2018
AgriFORCE Investments Inc.	United States	Holding Company	Apr 9, 2019
West Pender Management Co.	United States	Management Advisory Services	Jul 9, 2019
AGI IP Co.	United States	Intellectual Property	Mar 5, 2020

* AgriFORCE Holdings Inc. was dissolved on August 8, 2020.

During the year ended December 31, 2019, AgriFORCE Investments Inc., West Pender Holdings, Inc. and AgriFORCE Holdings Inc., wholly owned subsidiaries of the Company, commenced operations and its financial results are consolidated into the results of the Company. All other subsidiaries have been created and did not have any operating activities or Financial Statements as at December 31, 2020 and December 31, 2019.

Functional and Presentation Currency

The functional currency for each entity included in these consolidated financial statements is the currency of the primary economic environment in which the entity operates. These consolidated financial statements are presented in United States dollars (“U.S. dollars”). Currency conversion to U.S. dollars is performed in accordance with ASC 830, Foreign Currency Matters.

Use of Estimates

The preparation of our financial statements in accordance with U.S. generally accepted accounting principles requires us to make estimates and assumptions that affect the amounts reported in our consolidated financial statements and accompanying notes. Actual results could differ from these estimates and those differences could be material.

Going Concern

The Company has incurred substantial operating losses since its inception and expects to continue to incur significant operating losses for the foreseeable future. As reflected in the financial statements for the year ended December 31, 2020, the Company had a net loss of $3.2 million, $1.9 million of net cash used in operating activities, and the Company had working capital deficit of $1.1 million.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty. The Company is at the stage of development of its first facility. As such it is likely that additional financing will be needed by the Company to fund its operations and to develop and commercialize its technology. These factors raise substantial doubt about the Company’s ability to continue as a going concern. For the next twelve months from issuance of these financial statements, the Company will seek to obtain additional capital through the sale of debt or equity financings or other arrangements to fund operations; however, there can be no assurance that the Company will be able to raise needed capital under acceptable terms, if at all. The sale of additional equity may dilute existing shareholders and newly issued shares may contain senior rights and preferences compared to our currently outstanding common shares. Issued debt securities may contain covenants and limit the Company’s ability to pay dividends or make other distributions to shareholders. If the Company is unable to obtain such additional financing, future operations would need to be scaled back or discontinued. Due to the uncertainty in the Company’s ability to raise capital, management believes that there is substantial doubt in the Company’s ability to continue as a going concern for twelve months from the issuance of these financial statements.

Reverse Stock Split

On November 29, 2020, the Company effectuated a one-for-4.75 reverse stock split of the Company’s common shares (the “Reverse Split”). As a result of the Reverse Split, every 4.75 shares of the Company’s old common shares were converted into one share of the Company’s new common shares. Fractional shares resulting from the reverse split were rounded to the nearest whole number. The Reverse Split automatically and proportionately adjusted, based on the 1:4.75 split ratio, all issued and outstanding shares of the Company’s common shares, as well as common shares underlying convertible preferred shares, convertible debentures, stock options and warrants outstanding at the time of the effectiveness of the Reverse Split. The exercise price on outstanding equity based-grants was proportionately increased, while the number of shares available under the Company’s equity-based plans was also proportionately reduced. Share and per share data (except par value) for the periods presented reflect the effects of the Reverse Split. References to numbers of common shares and per share data in the accompanying financial statements and notes thereto for periods ended prior to November 29, 2020 have been adjusted to reflect the Reverse Split on a retroactive basis.